Vessels and drydock	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Vessels and drydock	Vessels and drydock
Operating vessels and drydock
The following is a roll-forward of the activity within Vessels and drydock from January 1, 2025 through June 30, 2025.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2025	$4,250,399	$172,918	$4,423,317
Additions (1)	36	40,642	40,678
Fully depreciated assets (2)	—	(28,216)	(28,216)
As of June 30, 2025	4,250,435	185,344	4,435,779

Accumulated depreciation
As of January 1, 2025	(1,173,893)	(58,604)	(1,232,497)
Charge for the period	(72,123)	(17,884)	(90,007)
Fully depreciated assets (2)	—	28,216	28,216
As of June 30, 2025	(1,246,016)	(48,272)	(1,294,288)
Net book value
As of June 30, 2025	$3,004,419	$137,072	$3,141,491

Net book value
As of December 31, 2024	$3,076,506	$114,314	$3,190,820
(1)Additions during the six months ended June 30, 2025 primarily relate to the drydock costs incurred for our vessels that underwent special surveys during the period.
(2)Represents the write-offs of fully depreciated drydock costs on certain of our vessels.